Licensing Agreement (Details Textual) - USD ($)			1 Months Ended
	Feb. 08, 2016	Oct. 06, 2015	Apr. 26, 2016	Feb. 29, 2016	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues	10,746
Stock Issued During Period, Value, New Issues	$ 106,385
Aegis Therapeutics, LLC [Member]
Payments to Acquire Management Contract Rights		$ 75,000		$ 75,000
Licensing Agreement Value			$ 300,000
Percentage Of Shares Issued For Amendment Agreement			50.00%
Percentage Of Shares To Be Issued On Average Closing Price			75.00%
License Extension Payment Consideration			$ 150,000
Stock Issued During Period, Shares, Other		13,697
Stock Issued During Period, Value, Other		$ 106,152
Common Stock, Par or Stated Value Per Share			$ 0.001
Stock Issued During Period, Shares, New Issues			50,000	10,746
Stock Issued During Period, Value, New Issues			$ 431,500	$ 106,385